Financial Expenses, Net (Details) - Schedule of Financial Expenses, Net - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial expenses:
Foreign currency transaction loss		$ 260
Remeasurement of warrants, net	2,164	11,105
Others	11	13
Total financial expenses	2,175	11,378
Financial income:
Foreign currency transaction income	220
Interest from deposits	1,934	436
Total financial income	2,154	436
Financial expenses, net	$ 21	$ 10,942